Transactions with shareholders, related parties and affiliated entities - Additional information (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Direct loans to employees, directors and officers	S/ 231,546	S/ 223,381
Participations in mutual funds classified as investment at fair value through profit or loss	1,772,313	1,756,844
Interfondos [Member]
Disclosure of transactions between related parties [line items]
Participations in mutual funds classified as investment at fair value through profit or loss	701	9,934
Supermercados Peruanos SA [Member]
Disclosure of transactions between related parties [line items]
Prepaid expenses for spaces ceded	S/ 6,628	S/ 8,856